Deferred shipping revenues	9 Months Ended
Sep. 30, 2020
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 9 – Deferred shipping revenues
Deferred shipping revenues relates to charter hire payment paid in advance. As of September 30, 2020, $18.3 million was recognized as deferred shipping revenues in the condensed consolidated statement of financial position.